Revenue Recognition	3 Months Ended
Mar. 31, 2021
Revenue Recognition
Revenue Recognition

3.     Revenue Recognition

Contract Balances

Our contract assets relate to the Trademark Licensing revenue stream where arrangements are typically long-term and non-cancelable. Contract assets are reclassified to accounts receivable when the right to bill becomes unconditional. Our contract liabilities consist of billings or payments received in advance of revenue recognition and are recognized as revenue when transfer of control to customers has occurred. Contract assets and contract liabilities are netted on a contract-by-contract basis. Contract assets were $8.5 million and $8.3 million as of March 31, 2021 and December 31, 2020, respectively. Contract liabilities were $54.4 million and $55.0 million as of March 31, 2021 and December 31, 2020, respectively. The changes in such contract balances during the three months ended March 31, 2021 primarily relate to (i) $14.6 million of revenues recognized that were included in gross contract liabilities at December 31, 2020, (ii) a  $3.5 million increase in contract liabilities due to cash received in advance or consideration to which we are entitled remaining in the net contract liability balance at period-end, (iii) $10.1 million of contract assets reclassified into accounts receivable as the result of rights to consideration becoming unconditional, and (iv) a $1.3 million increase in contract liabilities due to the acquisition of TLA.

Future Performance Obligations

As of March 31, 2021, unrecognized revenue attributable to unsatisfied and partially unsatisfied performance obligations under our long-term contracts was $408.0 million, of which $401.0 million relates to Trademark Licensing, $4.9 million relates to Magazine and Digital Subscriptions, and $2.1 million relates to other obligations. Unrecognized revenue of the Trademark Licensing revenue stream will be recognized over the next ten years, of which 60% will be recognized in the first five years. Unrecognized revenue of the Magazine and Digital Subscriptions revenue stream will be recognized over the next five years, of which 56% will be recognized in the first year. Unrecognized revenues under contracts disclosed above do not include contracts for which variable consideration is determined based on the customer’s subsequent sale or usage.

Disaggregation of Revenue

The following table disaggregates revenue by type (in thousands):

	Three Months Ended March 31, 2021
			Digital
		Direct-to	Subscription
	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$14,977	$—	$727	$—	$15,704
Magazine and Digital Subscriptions	—	—	2,323	14	2,337
TV and Cable Programming	—	—	2,592	—	2,592
Consumer Products	—	22,047	—	—	22,047
Total revenues	$14,977	$22,047	$5,642	$14	$42,680

	Three Months Ended March 31,2020
			Digital
		Direct-to	Subscription
	Licensing	Consumer	and Content	Other	Total
Trademark Licensing	$15,644	$—	$708	$—	$16,352
Magazine and Digital Subscriptions	—	—	1,988	645	2,633
TV and Cable Programming	—	—	2,507	—	2,507
Consumer Products	—	10,282	—	—	10,282
Total revenues	$15,644	$10,282	$5,203	$645	$31,774